Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Total	Ordinary share	Additional paid-in capital	Statutory reserves	Retained earnings	Accumulated Other comprehensive income/ (loss)
Balance at Dec. 31, 2014	$ 101,332,473		$ 94,188,869	$ 3,243,069	$ 272,313	$ 3,628,222
Balance, (in shares) at Dec. 31, 2014		20,000,000
Gain on disposal of loans receivable to a related party	535,095		535,095
Net income	14,119,814				14,119,814
Transfer to statutory reserves				1,424,185	(1,424,185)
Dividend declared to shareholder	(6,903,416)				(6,903,416)
Foreign currency translation loss	(5,714,112)					(5,714,112)
Balance at Dec. 31, 2015	103,369,854		94,723,964	4,667,254	6,064,526	(2,085,890)
Balance, (in shares) at Dec. 31, 2015		20,000,000
Effect of Reverse Merger	(3,117,895)		(3,117,895)
Effect of Reverse Merger, shares		2,172,832
Issuance of shares for share-based compensation	$ 21,330		$ 21,330
Issuance of shares for share-based compensation, shares		2,700
Shares conversion from rights		721,229
Share dividend payment to shareholders	$ 17,160		$ 17,160
Net income	17,278,404				17,278,404
Transfer to statutory reserves				1,868,984	(1,868,984)
Dividend declared to shareholder	(5,782,484)				(5,782,484)
Foreign currency translation loss	(7,530,549)					(7,530,549)
Balance at Dec. 31, 2016	104,255,820		$ 91,644,559	$ 6,536,238	$ 15,691,462	$ (9,616,439)
Balance, (in shares) at Dec. 31, 2016		22,898,864
Net income	(5,617,355)
Balance at Sep. 30, 2017	$ 106,748,204